Equity and Net Loss Per Share (Details) - USD ($)		9 Months Ended	12 Months Ended
	Nov. 06, 2023	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Equity and Net Loss Per Share [Line Items]
Preferred stock share authorized		30,000,000
Preferred Stock no par value (in Dollars per share)		$ 0.0001	$ 0.0001
Preferred stock shares (in Dollars per share)			$ 30,000,000
Shares issued			12,000,000
Dividends per share (in Dollars per share)			$ 10
Common stock exceeds amount (in Dollars)			$ 14.3
Warrant exercisable (in Dollars per share)			$ 1.034999
Common Stock [Member]
Equity and Net Loss Per Share [Line Items]
Common stock shares authorized		650,000,000	650,000,000
Class A Common Stock [Member]
Equity and Net Loss Per Share [Line Items]
Common stock shares authorized		500,000,000	500,000,000	500,000,000
Common stock par value (in Dollars per share)		$ 0.0001	$ 0.0001	$ 0.0001
Stock dividends		0.2	0.2
Shares issued			1,937,500
Preferred Stock Converted shares	716,005
Warrant exercisable (in Dollars per share)	$ 1.034999
Class B Common Stock [Member]
Equity and Net Loss Per Share [Line Items]
Common stock shares authorized		150,000,000	150,000,000	150,000,000
Common stock par value (in Dollars per share)		$ 0.0001	$ 0.0001	$ 0.0001
Stock dividends		0.2	0.2
Shares issued			75,562,500
Series A Preferred Stock [Member]
Equity and Net Loss Per Share [Line Items]
Shares issued	656,415		656,415
Designated cumulative convertible preferred stock percentage			8.00%
Percentage of dividends			8.00%
Series A Cumulative Convertible Preferred Stock [Member]
Equity and Net Loss Per Share [Line Items]
Dividends per share (in Dollars per share)			$ 11